Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
Common Stocks (99.0%)
		Communication Services (6.2%)
3,095		Alphabet, Inc. - Class A	$529,585
2,012	CAD	BCE, Inc.	64,868
437,735	KES	Safaricom, PLC	55,989
2,190		Verizon Communications, Inc.	92,265
			742,707
		Consumer Discretionary (9.7%)
1,758	EUR	Amadeus IT Group, SA	127,357
5,192	HKD	BYD Company, Ltd. - Class H	187,935
2,219	EUR	Cie Generale des Etablissements Michelin SCA	74,946
2,876	GBP	Greggs, PLC	101,686
311		Home Depot, Inc.	122,456
2,278	EUR	Industria de Diseno Textil, SA	129,594
33		MercadoLibre, Inc.#	67,227
6,445		Sony Group Corp. (ADR)	113,432
1,528		TJX Companies, Inc.	172,710
234		Tractor Supply Company	62,129
			1,159,472
		Consumer Staples (7.5%)
961		Colgate-Palmolive Company	90,055
194		Costco Wholesale Corp.	169,591
2,563		Darling Ingredients, Inc.#	100,239
20,285	GBP	Haleon, PLC	97,407
4,242	EUR	Jeronimo Martins SGPS, SA	82,456
1,117	EUR	Kerry Group, PLC - Class A	111,174
1,891	EUR	Koninklijke Ahold Delhaize, NV	62,346
162	EUR	L'Oreal, SA	60,662
760		Target Corp.	114,031
			887,961
		Financials (14.7%)
18,268	HKD	AIA Group, Ltd.	144,399
13,122	GBP	Aviva, PLC	76,665
1,524		Bank of New York Mellon Corp.	114,849
232,600	IDR	Bank Rakyat Indonesia Persero, Tbk PT	71,136
3,408	NOK	DNB Bank, ASA	70,389
1,807	EUR	Edenred, SE	58,082
630		Fiserv, Inc.#	124,677
9,210	MXN	Grupo Financiero Banorte, SAB de CV - Class O	64,278
2,582		HDFC Bank, Ltd. (ADR)	162,744
1,559	HKD	Hong Kong Exchanges & Clearing, Ltd.	62,327
574		Intercontinental Exchange, Inc.	89,469
9,252		Itau Unibanco Holding, SA (ADR)	55,975
495		Jack Henry & Associates, Inc.	90,055
1,080	EUR	KBC Group, NV	78,334
198		S&P Global, Inc.	95,111
1,600	JPY	Tokio Marine Holdings, Inc.	58,634
510		Travelers Companies, Inc.	125,429
702		Visa, Inc. - Class A	203,475
			1,746,028
		Health Care (11.9%)
636	GBP	AstraZeneca, PLC	90,554
316	AUD	Cochlear, Ltd.	58,898
459	AUD	CSL, Ltd.	86,678
2,600	JPY	Daiichi Sankyo Company, Ltd.	85,235
744		Edwards Lifesciences Corp.#	49,856
399	EUR	EssilorLuxottica, SA	93,486
1,066		Gilead Sciences, Inc.	94,682
141	CHF	Lonza Group, AG	86,963
912		Merck & Company, Inc.	93,316
418	EUR	Merck KGaA	69,111
1,257	DKK	Novo Nordisk, A/S - Class B	139,873
307	CHF	Roche Holding, AG	95,241
3,300	JPY	Sysmex Corp.	61,976
196		Thermo Fisher Scientific, Inc.	107,079
235		UnitedHealth Group, Inc.	132,658
394		Zoetis, Inc.	70,439
			1,416,045
		Industrials (14.0%)
3,400	SEK	Atlas Copco, AB - Class A	55,972
1,438		Canadian Pacific Kansas City, Ltd.	110,956
1,115	EUR	Cie de Saint-Gobain	100,642
205		Deere & Company	82,961
2,488	SEK	Epiroc, AB - Class A	48,431
478		Ferguson Enterprises, Inc.	94,042
5,400	JPY	Hitachi, Ltd.	139,460
1,381		nVent Electric, PLC	102,981
905		Otis Worldwide Corp.	88,871
440		Quanta Services, Inc.	132,717
1,600	JPY	Recruit Holdings Company, Ltd.	100,387
175		Rockwell Automation, Inc.	46,674
348	EUR	Schneider Electric, SE	89,789
569	EUR	Siemens, AG	110,417
100	JPY	SMC Corp.	43,570
3,500	CNY	Sungrow Power Supply Company, Ltd. - Class A	44,574
242		Trane Technologies, PLC	89,579
226		Verisk Analytics, Inc.	62,087
576		Waste Management, Inc.	124,330
			1,668,440
		Information Technology (24.6%)
242		Accenture, PLC - Class A	83,446
146		Adobe, Inc.#	69,800
1,988		Apple, Inc.	449,109
660		Applied Materials, Inc.	119,843
99	EUR	ASML Holding, NV	66,895
593		Broadcom, Inc.	100,674
2,932	EUR	Infineon Technologies, AG	92,569
1,326		Microsoft Corp.	538,820
3,052		NVIDIA Corp.	405,183
2,017	KRW	Samsung Electronics Company, Ltd.	86,526
187	KRW	Samsung SDI Company, Ltd.	44,311
1,034	EUR	SAP, SE	241,593
2,150		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	409,661
784		TE Connectivity, PLC	115,577
541		Texas Instruments, Inc.	109,910
			2,933,917
		Materials (5.7%)
471	EUR	Air Liquide, SA	84,360
1,730		Ball Corp.	102,503
860	GBP	Croda International, PLC	41,086

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Calamos Antetokounmpo Global Sustainable Equities ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
568	EUR	DSM-Firmenich, AG	$67,407
541		Ecolab, Inc.	132,940
13,399	BRL	Klabin, SA	48,349
226		Linde, PLC	103,090
1,028	DKK	Novozymes, A/S - Class B	64,413
146	CHF	Sika, AG	40,661
			684,809
		Real Estate (1.2%)
364		American Tower Corp.	77,729
550		Prologis, Inc.	62,117
			139,846
		Utilities (3.5%)
2,931	EUR	EDP Renovaveis, SA	39,470
5,202	EUR	Iberdrola, SA	77,210
5,452	GBP	National Grid, PLC	68,628
15,397	INR	Power Grid Corp. of India, Ltd.	58,741
1,046		Sempra	87,205
2,844	EUR	Veolia Environnement, SA	90,239
			421,493
		TOTAL COMMON STOCKS (Cost $9,795,857)	11,800,718
TOTAL INVESTMENTS (99.0%) (Cost $9,795,857)			11,800,718
OTHER ASSETS, LESS LIABILITIES (1.0%)			117,095
NET ASSETS (100.0%)			$11,917,813

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

CURRENCY EXPOSURE OCTOBER 31, 2024

	Value	% of Total Investments
US Dollar	$7,146,339	60.6%
European Monetary Unit	2,008,139	17.0%
Japanese Yen	489,262	4.2%
British Pound Sterling	476,026	4.0%
Hong Kong Dollar	394,661	3.3%
Swiss Franc	222,865	1.9%
Danish Krone	204,286	1.7%
Australian Dollar	145,576	1.2%
South Korean Won	130,837	1.1%
Swedish Krona	104,403	0.9%
Indonesian Rupiah	71,136	0.6%
Norwegian Krone	70,389	0.6%
Canadian Dollar	64,868	0.6%
Mexican Peso	64,278	0.5%
Indian Rupee	58,741	0.5%
Kenyan Shilling	55,989	0.5%
Brazilian Real	48,349	0.4%
Chinese Yuan Renminbi	44,574	0.4%
Total Investments	$11,800,718	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of fourteen series, including Calamos Antetokounmpo Global Sustainable Equities ETF (the “Fund”), which commenced operations on February 3, 2023. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to commencement of operations, the Fund had issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

The Fund is a diversified, actively managed exchange-traded fund (“ETF”). The Fund’s investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors LLC (“Calamos Advisors”) and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund’s subadviser (“Subadviser”).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities and those that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Information Classification: Limited Access

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$11,800,718	$—	$—	$11,800,718
Total	$11,800,718	$—	$—	$11,800,718

Information Classification: Limited Access

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